Onerous Contracts (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Components of Onerous Contracts [Abstract]
Onerous rig construction contracts acquired	$ 0.0	$ 54.5
Onerous rig contract "Vali"
Components of Onerous Contracts [Abstract]
Onerous rig construction contracts acquired	0.0	26.9
Onerous rig contract "Var"
Components of Onerous Contracts [Abstract]
Onerous rig construction contracts acquired	$ 0.0	$ 27.6